Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2011
Additional Information-Financial Statement Schedule I

Additional Information—Financial Statement Schedule I

This financial statement schedule has been prepared in conformity with accounting principles generally accepted in the United States of America.

BCD SEMICONDUCTOR MANUFACTURING LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of BCD’s consolidated subsidiaries not available for distribution to BCD as of December 31, 2010 and 2011 of $67,218,531 and $98,188,423, respectively, exceeded certain thresholds. The condensed financial information of BCD has been presented as of December 31, 2010 and 2011, and for the each of the three years in the period ended December 31, 2011, using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used the equity method to account for its investment in the subsidiaries. These parent-only financial statements should be read in conjunction with the BCD Semiconductor Manufacturing Limited’s Consolidated Financial Statements included elsewhere herein.

BCD SEMICONDUCTOR MANUFACTURING LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED BALANCE SHEETS OF PARENT COMPANY

(In U.S. Dollars)

	As of December 31
	2010	2011
ASSETS
CURRENT ASSETS
Cash	$1,774,310	$526,192
Intercompany receivable	982,133	26,168,352
Deferred offering expense	1,956,571	—
Other current assets	78,014	60,632

Total current assets	4,791,028	26,755,176
LONG TERM INVESTMENT IN SUBSIDIARIES	87,424,353	116,228,462

TOTAL	$92,215,381	$142,983,638

LIABILITIES, CONVERTIBLE REDEEMABLE PREFERENCE SHARES AND SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY)
CURRENT LIABILITIES
Intercompany payable	$12,140,161	$389,697
Accrued expenses	2,854,565	827,016
Warrant liability	1,397,973	—
Other current liabilities	1,700,663	1,907,116

Total current liabilities	18,093,362	3,123,829
OTHER LIABILITIES
Deferred grant—noncurrent	—	410,705

Total liabilities	18,093,362	3,534,534

CONVERTIBLE REDEEMABLE PREFERENCE SHARES	90,569,174	—

SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY)
Ordinary shares, $0.001 par value, authorized – 200,000,000 and 1,000,000,000 shares as of December 31, 2010 and 2011, respectively; issued – 17,225,275 and 111,334,002 shares as of December 31, 2010 and 2011, respectively; outstanding – 17,225,275 and 109,593,222 shares as of December 31, 2010 and 2011, respectively	17,225	111,334
Additional paid-in capital	13,083,248	160,242,021
Accumulated other comprehensive income	8,258,725	12,567,986
Accumulated deficit	(37,806,353)	(33,470,496)
Treasury stock –1,740,780 shares as of December 31, 2011 (2010: Nil)	—	(1,741)

Total shareholders’ equity (capital deficiency)	(16,447,155)	139,449,104

TOTAL	$92,215,381	$142,983,638

BCD SEMICONDUCTOR MANUFACTURING LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS OF PARENT COMPANY

(In U.S. Dollars)

	Years Ended December 31
	2009	2010	2011
OPERATING EXPENSES
Research and development	$303,380	$425,313	$123,068
Selling and marketing	372,214	267,805	248,833
General and administrative	4,286,831	5,085,546	5,161,466

Total operating expenses	4,962,425	5,778,664	5,533,367

LOSS FROM OPERATIONS	(4,962,425)	(5,778,664)	(5,533,367)
OTHER INCOME (EXPENSE), NET
Gain (loss) on valuation of warrant liability	145,156	613,200	744,597
Other income (expense), net	(6,387)	(13,772)	217,566

LOSS BEFORE INCOME TAX EXPENSE	(4,823,656)	(5,179,236)	(4,571,204)
INCOME TAX EXPENSE	––	––	––
EQUITY IN EARNINGS OF SUBSIDIARIES	11,731,751	25,616,349	18,040,394

NET INCOME	$6,908,095	$20,437,113	$13,469,190

BCD SEMICONDUCTOR MANUFACTURING LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF CASH FLOWS OF PARENT COMPANY

(In U.S. Dollars)

	Years Ended December 31
	2009	2010	2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$6,908,095	$20,437,113	$13,469,190
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries	(11,731,751)	(25,616,349)	(18,040,394)
Share-based compensation expense	319,831	736,809	390,606
Amortization	77,400	77,400	77,400
Gain on valuation of warrant liability	(145,156)	(613,200)	(744,597)
Change in operating assets and liabilities:
Other current assets	1,052,731	(369)	614
Accrued expense	(2,119,925)	(90,283)	(529,273)
Other current liabilities	(1,057,116)	(80)	617,158

Net cash used in operating activities	(6,695,891)	(5,068,959)	(4,759,296)

CASH FLOWS FROM INVESTING ACTIVITIES
Decrease (increase) in intercompany receivable	845,453	(982,133)	(25,186,219)
Increase (decrease) in intercompany payable	5,753,019	6,387,142	(11,750,464)
Acquisition of Auramicro	—	—	(4,908,708)

Net cash provided by (used in) investing activities	6,598,472	5,405,009	(41,845,391)

CASH FLOWS FROM FINANCING ACTIVITIES
Payments for offering expenses	—	(458,295)	(2,404,539)
Proceeds received from initial public offering	—	—	49,085,090
Exercise of stock options	—	131,462	172,773
Share repurchasing	—	—	(1,496,755)

Net cash provided by (used in) financing activities	—	(326,833)	45,356,569

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(97,419)	9,217	(1,248,118)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,862,512	1,765,093	1,774,310

CASH AND CASH EQUIVALENTS, END OF YEAR	$1,765,093	$1,774,310	$526,192

TRANSACTION AFFECTING BOTH CASH AND NON-CASH ITEMS
Total charges of offering expense	$—	$—	$2,862,834
Increase (decrease) in deferred offering expenses	—	1,956,571	(1,956,571)
Decrease (increase) in accrued offering expenses	—	(1,498,276)	1,498,276

Cash paid for offering expenses	$—	$458,295	$2,404,539